Deferred Consideration (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Consideration
Schedule of Change in Deferred Consideration

The change in the amount of deferred consideration from January 1, 2024, to December 31, 2025:

	Cash Considerations	Third Anniversary Consideration Payment	Total
Balance, January 1, 2024	$2,889,792	$810,000	$3,699,792
Fair value adjustment	126,551	(488,000)	(361,449)
Balance, December 31, 2024	3,016,343	322,000	3,338,343
Fair value adjustment	(16,343)	(63,132)	(79,475)
Shares issued to Abaca shareholders	-	(258,868)	(258,868)
Balance, December 31, 2025	$3,000,000	$-	$3,000,000

Schedule of Fair Value Measurements Inputs for the Third Anniversary Payment Consideration

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the third anniversary payment consideration as of their measurement dates:

December 31, 2024

Stock price	$108.00
Payment date	10/15/2025
Third anniversary consideration	$1,500,000
Risk free interest rate	4.2%
Market discount rate	5.8%
Remaining term in years	0.75
Expected volatility	86.2%